CONDENSED CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Statement [Abstract]
Net Sales	$ 1,276,297	$ 1,257,805	$ 1,189,585
Costs and Expenses:
Cost of Product Sold	1,134,985	1,164,986	1,096,360
Selling and Administrative	68,852	67,971	60,421
Plant Restructuring	3,497	39	1,354
Other Operating (Income) Expense	(1,971)	(814)	(844)
Total Costs and Expenses	1,205,363	1,232,182	1,157,291
Operating Income (Loss)	70,934	25,623	32,294
Interest Expense, Net	7,486	8,102	8,827
Earnings (Loss) Before Income Taxes	63,448	17,521	23,467
Income Taxes Expense (Benefit)	22,035	6,265	5,796
Net Earnings (Loss)	41,413	11,256	17,671
Earnings (Loss) Attributable to Common Stock	$ 39,984	$ 10,851	$ 16,797
Basic Earnings (Loss) per Common Share	$ 3.59	$ 0.93	$ 1.45
Diluted Earnings (Loss) per Common Share	$ 3.57	$ 0.92	$ 1.45